CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS — 66.4%
U.S. TREASURY OBLIGATIONS — 66.4%
United States Treasury Bill	4.83%	07/06/23	$25,000	$24,882,148
United States Treasury Bill	4.76%	07/13/23	50,000	49,703,586
United States Treasury Bill	4.89%	08/10/23	85,000	84,151,815
United States Treasury Bill	5.27%	09/07/23	100,000	98,626,367
United States Treasury Bill	4.92%	10/12/23	110,000	107,861,717
United States Treasury Bill	4.99%	11/02/23	125,000	122,220,781
United States Treasury Bill	5.42%	11/24/23	75,000	73,097,611
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $561,126,568)				560,544,025

MONEY MARKET DEPOSIT ACCOUNT — 17.0%			NUMBER OF SHARES (000's)
U.S. Bank Money Market Deposit Account, 5.00%(a)			143,712	143,712,875
TOTAL MONEY MARKET DEPOSIT ACCOUNT				143,712,875
(Cost $143,712,875)

TOTAL SHORT-TERM INVESTMENTS				704,256,900
(Cost $704,839,443)
TOTAL INVESTMENTS — 83.4%
(Cost $704,839,443)				704,256,900

OTHER ASSETS IN EXCESS OF LIABILITIES — 16.6%				139,857,235
NET ASSETS — 100.0%				$844,114,135

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.
(a)	The rate shown is as of May 31, 2023.

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)
Futures contracts outstanding as of May 31, 2023 were as follows:

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
LONG CONTRACTS	DATE	CONTRACTS	AMOUNT	(DEPRECIATION)
Australian 10-Year Bond	Jun-23	856	$66,765,500	$327,024
CAC40 10 Euro	Jun-23	412	31,265,301	(584,660)
Cattle Feeder Futures	Aug-23	118	14,111,325	453,219
Coffee	Jul-23	279	18,691,256	(802,499)
Corn	Jul-23	1,139	33,828,300	(219,252)
Cotton No.2	Jul-23	127	5,300,980	(111,589)
Euro-Bobl	Jun-23	361	45,587,083	2,617
FTSE China A50 Index	Jun-23	739	9,060,879	(241,156)
FTSE Taiwan Index	Jun-23	112	6,362,720	120,956
FTSE/JSE TOP 40	Jun-23	74	2,634,897	(55,795)
FTSE/MIB Index	Jun-23	175	24,404,489	(613,411)
Gasoline RBOB	Jul-23	23	2,360,711	(25,067)
Hang Seng Index	Jun-23	255	29,634,312	(253,201)
IBEX 35 Index	Jun-23	217	20,961,698	(358,830)
ICE Three Month SONIA Index Futures	Jun-24	693	204,706,505	(801,953)
JPN 10-Year Bond (Osaka Securities Exchange)	Jun-23	98	104,523,955	(94,953)
Kansas City Hard Red Winter Wheat	Jul-23	431	17,035,275	(1,161,164)
Live Cattle	Aug-23	791	53,052,370	1,726,841
London Metals Exchange Aluminum	Jun-23	1,718	96,315,375	(4,513,553)
London Metals Exchange Aluminum	Sep-23	268	15,105,016	(311,614)
London Metals Exchange Copper	Jun-23	2,165	437,330,000	(40,702,400)
London Metals Exchange Copper	Sep-23	406	82,133,800	(802,382)
London Metals Exchange Zinc	Jun-23	987	55,265,831	(16,444,691)
London Metals Exchange Zinc	Sep-23	448	25,205,600	(2,624,589)
Nikkie 225 (Osaka Securities Exchange)	Jun-23	129	28,563,790	1,308,189
NY Harbor Ultra-Low Sulfur Diesel	Jul-23	91	8,602,940	(381,551)
OMX Stockholm 30 Index	Jun-23	929	19,169,753	(206,420)
SGX Nifty 50	Jun-23	382	14,259,296	106,039
Silver	Jul-23	306	36,088,110	19,654
Soybean	Jul-23	388	25,215,150	(1,270,422)
SPI 200 Index	Jun-23	111	12,815,468	(253,333)
Sugar No. 11 (World)	Jul-23	1,072	30,088,038	991,345
Topix Index	Jun-23	150	22,888,929	256,487
U.S. Treasury 2-Year Notes	Sep-23	32	6,586,500	(9,706)
				$(67,531,820)

				VALUE AND
	EXPIRATION	NUMBER OF	NOTIONAL	UNREALIZED APPRECIATION/
SHORT CONTRACTS	DATE	CONTRACTS	AMOUNT	(DEPRECIATION)
3-Month Euro Euribor	Jun-24	3,080	$(796,263,655)	$107,573
90-DAY Bank Bill	Jun-24	671	(432,337,192)	(5,645)
Australian 3-Year Bond	Jun-23	1,701	(118,878,401)	413,416
Bank Acceptance	Sep-24	76	(13,377,679)	7,274
Brent Crude	Sep-23	159	(11,525,910)	417,647
Canadian 10-Year Bond	Sep-23	954	(86,910,630)	273,172
Cocoa	Jul-23	1,138	(34,219,660)	(810,627)
Copper	Jul-23	462	(42,007,350)	3,588,209
DAX Index	Jun-23	85	(35,581,723)	392,429
DJIA Mini E-CBOT	Jun-23	66	(10,883,070)	15,662
Euro Stoxx 50	Jun-23	787	(35,474,474)	268,590
Euro-BTP	Jun-23	112	(13,882,378)	(226,720)
Euro-Bund	Jun-23	692	(100,633,431)	(1,158,607)
Euro-BUXL 30-Year Bond Futures	Jun-23	98	(14,529,149)	(355,988)
Euro-Oat	Jun-23	187	(26,092,930)	(380,863)
Euro-Schatz	Jun-23	2,799	(315,999,722)	55,500
FTSE 100 Index	Jun-23	275	(25,492,294)	529,568
Gold 100 Oz	Aug-23	146	(28,938,660)	(156,181)
Hang Seng China Enterprises Index	Jun-23	33	(1,294,006)	42,255
iShares MSCI EAFE ETF	Jun-23	46	(4,722,820)	52,112
London Metals Exchange Aluminum	Jun-23	1,718	(96,315,375)	7,842,097
London Metals Exchange Aluminum	Sep-23	939	(52,923,918)	1,282,525
London Metals Exchange Copper	Jun-23	2,165	(437,330,000)	40,662,931
London Metals Exchange Copper	Sep-23	509	(102,970,700)	4,770,871
London Metals Exchange Zinc	Jun-23	987	(55,265,831)	14,229,991
London Metals Exchange Zinc	Sep-23	210	(11,815,125)	1,424,139
Long Gilt	Sep-23	503	(60,562,229)	(71,848)
Low Sulphur Gasoil G Futures	Jul-23	3	(197,025)	745
MSCI Emerging Markets Index	Jun-23	108	(5,166,720)	46,129
MSCI Singapore Exchange ETS	Jun-23	143	(3,006,881)	60,519
Nasdaq 100 E-Mini	Jun-23	18	(5,148,180)	58,030
Natural Gas	Jul-23	1,208	(27,373,280)	2,142,527
Palladium	Sep-23	27	(3,669,300)	277,863
Platinum	Jul-23	301	(15,034,950)	907,607
Russell 2000 E-Mini	Jun-23	139	(12,175,010)	67,557
S&P 500 E-Mini	Jun-23	459	(96,171,975)	177,842
S&P Mid 400 E-Mini	Jun-23	78	(18,790,200)	258,385
S&P/TSX 60 Index	Jun-23	31	(5,373,790)	95,748
Soybean Meal	Jul-23	323	(12,706,820)	579,825
Soybean Oil	Jul-23	622	(17,241,840)	1,912,932
Three-Month SOFR	Sep-24	1,372	(330,943,550)	(103,180)
U.S. Treasury 5-Year Notes	Sep-23	613	(66,864,891)	(299,595)
U.S. Treasury 10-Year Notes	Sep-23	525	(60,096,094)	(198,450)
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-23	731	(93,819,281)	(843,183)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Sep-23	106	(14,508,750)	(226,690)
Wheat	Jul-23	1,282	(38,091,425)	5,233,453
WTI Crude	Jul-23	454	(30,912,860)	2,005,461
				$85,363,007
Total Futures Contracts				$17,831,187

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

Forward foreign currency contracts outstanding as of May 31, 2023 were as follows:

						UNREALIZED
				EXPIRATION		APPRECIATION/
CURRENCY PURCHASED		CURRENCY SOLD		DATE	COUNTERPARTY	(DEPRECIATION)
AUD	619,050,000	USD	413,674,319	Jun 21 2023	UBS	$(10,686,786)
BRL	379,150,000	USD	74,996,297	Jun 21 2023	UBS	(509,965)
CAD	1,824,350,000	USD	1,348,432,821	Jun 21 2023	UBS	(3,768,752)
CHF	111,650,000	USD	124,163,778	Jun 21 2023	UBS	(1,265,667)
CLP	70,070,000,000	USD	86,846,475	Jun 22 2023	UBS	(611,620)
CNH	612,200,000	USD	89,249,682	Jun 21 2023	UBS	(3,067,263)
COP	542,400,000,000	USD	117,537,233	Jun 21 2023	UBS	3,664,372
CZK	1,461,200,000	USD	66,008,154	Jun 21 2023	UBS	(233,725)
EUR	1,575,100,000	USD	1,716,711,739	Jun 21 2023	UBS	(30,994,223)
GBP	1,025,550,000	USD	1,269,770,566	Jun 21 2023	UBS	6,549,047
HUF	47,106,000,000	USD	133,130,336	Jun 21 2023	UBS	1,936,287
IDR	1,191,225,000,000	USD	79,349,721	Jun 21 2023	UBS	100,052
INR	11,864,000,000	USD	144,271,531	Jun 21 2023	UBS	(974,370)
JPY	74,146,500,000	USD	556,579,910	Jun 21 2023	UBS	(22,628,992)
KRW	84,330,000,000	USD	64,602,366	Jun 21 2023	UBS	(992,212)
MXN	2,286,300,000	USD	124,662,221	Jun 21 2023	UBS	3,987,835
NOK	1,869,900,000	USD	175,026,403	Jun 21 2023	UBS	(6,392,354)
NZD	1,763,500,000	USD	1,097,277,409	Jun 21 2023	UBS	(35,229,546)
PHP	7,923,750,000	USD	143,147,615	Jun 21 2023	UBS	(2,156,604)
PLN	630,150,000	USD	148,720,296	Jun 21 2023	UBS	(110,028)
SEK	984,600,000	USD	94,333,194	Jun 21 2023	UBS	(3,495,022)
SGD	254,388,000	USD	190,432,785	Jun 21 2023	UBS	(2,181,370)
TWD	3,022,200,000	USD	99,075,628	Jun 21 2023	UBS	(492,526)
USD	642,090,353	AUD	954,850,000	Jun 21 2023	UBS	20,504,623
USD	88,284,633	BRL	454,300,000	Jun 21 2023	UBS	(965,374)
USD	1,524,622,648	CAD	2,067,550,000	Jun 21 2023	UBS	704,432
USD	164,673,791	CHF	149,000,000	Jun 21 2023	UBS	662,878
USD	84,723,395	CLP	69,680,000,000	Jun 22 2023	UBS	(1,031,488)
USD	124,557,913	CNH	856,700,000	Jun 21 2023	UBS	3,956,021
USD	135,491,537	COP	645,300,000,000	Jun 21 2023	UBS	(8,703,514)
USD	82,508,925	CZK	1,825,200,000	Jun 21 2023	UBS	349,406
USD	1,795,392,398	EUR	1,650,650,000	Jun 21 2023	UBS	28,819,090
USD	1,131,693,711	GBP	915,150,000	Jun 21 2023	UBS	(7,230,664)
USD	76,079,564	HUF	27,117,000,000	Jun 21 2023	UBS	(1,672,773)
USD	120,339,066	IDR	1,816,850,000,000	Jun 21 2023	UBS	(837,304)
USD	99,178,883	INR	8,197,000,000	Jun 21 2023	UBS	172,913
USD	494,492,318	JPY	65,754,000,000	Jun 21 2023	UBS	20,978,278
USD	48,497,997	KRW	63,765,000,000	Jun 21 2023	UBS	400,030
USD	116,366,066	MXN	2,115,900,000	Jun 21 2023	UBS	(2,695,586)
USD	372,200,594	NOK	3,918,900,000	Jun 21 2023	UBS	18,780,639
USD	1,149,591,147	NZD	1,851,700,000	Jun 21 2023	UBS	34,425,835
USD	92,841,202	PHP	5,115,000,000	Jun 21 2023	UBS	1,827,600
USD	84,489,055	PLN	365,400,000	Jun 21 2023	UBS	(1,684,383)
USD	115,924,792	SEK	1,211,100,000	Jun 21 2023	UBS	4,189,967
USD	269,973,246	SGD	360,213,000	Jun 21 2023	UBS	3,409,545
USD	127,283,679	TWD	3,847,050,000	Jun 21 2023	UBS	1,794,260
USD	172,152,522	ZAR	3,216,000,000	Jun 21 2023	UBS	9,396,938
ZAR	2,813,400,000	USD	152,386,037	Jun 21 2023	UBS	(10,005,266)
Total Forward Foreign Currency Contracts						$5,992,671

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	PHP	Philippine Peso
COP	Columbian Peso	PLN	Polish Zloty
CZK	Czech Koruna	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TWD	Taiwan New Dollar
HUF	Hungarian Forint	UBS	Union Bank of Switzerland
IDR	Indonesian Rupiah	USD	United States Dollar
INR	Indian Rupee	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL SYSTEMATIC MACRO FUND
NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Systematic Macro Program is achieved by the Fund investing up to 25% of its total assets in the Campbell Systematic Macro Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $73,588,388, which represented 8.72% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.

• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023 in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$704,256,900	$704,256,900	$-	$-
Commodity Contracts
Futures Contracts	90,469,882	90,469,882	-	-
Equity Contracts
Futures Contracts	3,856,497	3,856,497	-	-
Interest Rate Contracts
Futures Contracts	1,186,576	1,186,576	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	166,610,048	-	166,610,048	-
Total Assets	$966,379,903	$799,769,855	$166,610,048	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(70,337,581)	$(70,337,581)	$-	$-
Equity Contracts
Futures Contracts	(2,566,806)	(2,566,806)	-	-
Interest Rate Contracts
Futures Contracts	(4,777,381)	(4,777,381)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(160,617,377)	-	(160,617,377)	-
Total Liabilities	$(238,299,145)	$(77,681,768)	$(160,617,377)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 purchases, sales, or transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.